Expense Example {- Fidelity® California Municipal Income Fund} - 02.28 Fidelity California Municipal Income Fund Retail PRO-07 - Fidelity® California Municipal Income Fund - Fidelity California Municipal Income Fund
Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567